(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.54%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.64%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	65	205	357	798

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 3rd Quarter 2007   +0.76%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Jan 1, 1992	0.02%	0.32%	1.00%

(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.51%
Total Annual Fund Operating Expenses		0.61%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.61%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	62	195	340	762

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 4th Quarter 2006   +1.19%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Nov 8, 1999	0.01%	0.35%	1.46%

(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Funds - Classes A, B, C) (WFA Money Market Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Money Market Funds - Classes A, B, C) (WFA Money Market Fund)		Class A	Class B	Class C
Management Fees		0.28%	0.28%	0.28%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		0.80%	1.55%	1.55%
Fee Waiver		0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%	1.45%	1.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Money Market Fund) (WFA Money Market Funds - Classes A, B, C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	72	245	434	981
Class B	648	780	1,035	1,540
Class C	248	480	835	1,837

Expense Example, No Redemption (WFA Money Market Fund) (WFA Money Market Funds - Classes A, B, C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	148	480	835	1,540
Class C	148	480	835	1,837

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 3rd Quarter 2007   +1.19%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA Money Market Fund) (WFA Money Market Funds - Classes A, B, C)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul 1, 1992	0.01%	0.47%	1.50%
Class B	Jul 1, 1992	(4.99%)	(0.10%)	1.10%
Class C	Jun 30, 2010	(0.99%)	0.30%	1.10%

(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.83%
Fee Waiver		0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	66	247	443	1,009

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 3rd Quarter 2007   +0.77%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Jan 5, 1995	0.03%	0.39%	1.06%

(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.63%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.63%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	64	202	351	786

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 2nd Quarter 2007   +0.78%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Jul 28, 2003	0.02%	0.35%	1.05%

(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.62%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.62%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	63	199	346	774

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 4th Quarter 2006   +1.17%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Jul 28, 2003	0.01%	0.24%	1.35%

(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA 100% Treasury Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA 100% Treasury Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.79%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	66	238	425	965

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 4th Quarter 2006   +1.10%

Lowest Quarter: 3rd Quarter 2012     0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Nov 8, 1999	none	0.24%	1.28%

(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Total Annual Fund Operating Expenses		0.37%
Fee Waiver		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	31	112	201	461

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jun 30, 2010	0.02%	0.46%	1.17%

(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Cash Investment Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Cash Investment Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	36	113	197	443

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2007   +1.29%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jul 31, 2003	0.01%	0.62%	1.78%

(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.34%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.34%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	35	109	191	431

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 4th Quarter 2006   +1.26%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jul 31, 2003	0.01%	0.42%	1.64%

(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.34%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.34%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	35	109	191	431

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2007   +1.28%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jun 29, 1995	0.01%	0.61%	1.75%

(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Cash Management Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Cash Management Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2007   +0.92%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jul 9, 2010	0.05%	0.64%	1.47%

(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2007   +0.87%

Lowest Quarter: 2nd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Apr 8, 2005	0.02%	0.47%	1.24%

(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	36	113	197	443

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 4th Quarter 2006   +1.25%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Mar 31, 2008	0.01%	0.29%	1.52%

(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA 100% Treasury Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA 100% Treasury Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	31	145	269	632

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 4th Quarter 2006   +1.14%

Lowest Quarter: 2nd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jun 30, 2010	none	0.27%	1.37%

(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Fund)	Class Daily (WFA Money Market Funds - Daily Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Money Market Fund)		Class Daily (WFA Money Market Funds - Daily Class)
Management Fees		0.28%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.05%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Daily (WFA Money Market Funds - Daily Class)	102	329	575	1,278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Daily Class

Highest Quarter: 3rd Quarter 2007   +1.19%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Daily (WFA Money Market Funds - Daily Class)	Jun 30, 2010	0.01%	0.47%	1.50%

(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.25%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	75	136	313

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Mar 31, 2008	0.02%	0.47%	1.18%

(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Cash Investment Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Cash Investment Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.23%
Fee Waiver		0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	71	126	290

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +1.33%

Lowest Quarter: 1st Quarter 2012    +0.01%

Year-to-date total return as of 3/31/2013 is 0.02%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Oct 14, 1987	0.06%	0.72%	1.91%

(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.22%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	69	122	278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 4th Quarter 2006   +1.30%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Jul 28, 2003	0.01%	0.47%	1.74%

(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.22%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	69	122	278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +1.32%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.01%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Mar 31, 2000	0.05%	0.71%	1.90%

(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Cash Management Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Cash Management Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +0.92%

Lowest Quarter: 4th Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Nov 20, 1996	0.08%	0.66%	1.48%

(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.44%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	117	222	531

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +0.85%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Jul 9, 2010	0.07%	0.51%	1.27%

(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2007   +0.90%

Lowest Quarter: 3rd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Nov 8, 1999	0.03%	0.53%	1.36%

(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.23%
Fee Waiver		0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	71	126	290

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 4th Quarter 2006   +1.29%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Aug 11, 1995	0.01%	0.32%	1.61%

(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Fund)	Investor Class (WFA Money Market Funds - Investor Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Money Market Fund)		Investor Class (WFA Money Market Funds - Investor Class)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.55%
Total Annual Fund Operating Expenses		0.83%
Fee Waiver		0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Class)	66	247	443	1,009

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 3rd Quarter 2007   +1.21%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Class)	Apr 8, 2005	0.01%	0.51%	1.55%

(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Investor Class (WFA Money Market Funds - Investor Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Investor Class (WFA Money Market Funds - Investor Class)
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.56%
Total Annual Fund Operating Expenses		0.86%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.64%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Class)	65	252	455	1,040

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 3rd Quarter 2007   +0.85%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Class)	Jul 9, 2010	0.03%	0.48%	1.26%

(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Cash Investment Money Market Fund)	Select Class (WFA Money Market Funds - Select Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Cash Investment Money Market Fund)		Select Class (WFA Money Market Funds - Select Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.09%
Total Annual Fund Operating Expenses		0.19%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Class)	13	55	101	237

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter: 3rd Quarter 2007   +1.35%

Lowest Quarter: 1st Quarter 2012    +0.02%

Year-to-date total return as of 3/31/2013 is 0.03%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Class)	Jun 29, 2007	0.13%	0.79%	1.94%

(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Select Class (WFA Money Market Funds - Select Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Select Class (WFA Money Market Funds - Select Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Class)	13	53	96	225

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter: 3rd Quarter 2007   +1.34%

Lowest Quarter: 1st Quarter 2012    +0.02%

Year-to-date total return as of 3/31/2013 is 0.03%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Class)	Jun 29, 2007	0.12%	0.78%	1.94%

(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Select Class (WFA Heritage Money Market Fund - Select Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Select Class (WFA Heritage Money Market Fund - Select Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Heritage Money Market Fund - Select Class)	13	53	96	225

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter: 3rd Quarter 2007   +1.34%

Lowest Quarter: 1st Quarter 2012    +0.02%

Year-to-date total return as of 3/31/2013 is 0.03%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Heritage Money Market Fund - Select Class)	Jun 29, 2007	0.12%	0.78%	1.94%

(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Total Annual Fund Operating Expenses		0.54%
Fee Waiver		0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	164	293	668

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Nov 8, 1999	0.02%	0.38%	1.13%

(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Cash Investment Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Cash Investment Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	51	165	289	651

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +1.25%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Oct 14, 1987	0.01%	0.56%	1.67%

(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	51	163	284	640

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 4th Quarter 2006   +1.22%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Nov 16, 1987	0.01%	0.38%	1.56%

(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.43%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	44	155	277	633

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +1.28%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Jun 30, 2010	0.01%	0.61%	1.75%

(WFA Money Market Funds - Service Class) | (WFA Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.70%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	51	204	370	852

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +1.21%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Jun 30, 2010	0.01%	0.51%	1.55%

(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Cash Management Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Municipal Cash Management Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +0.86%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Nov 25, 1996	0.05%	0.52%	1.28%

(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.73%
Fee Waiver		0.28%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	205	378	880

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +0.85%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Nov 2, 1988	0.03%	0.48%	1.26%

(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 2nd Quarter 2007   +0.83%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Aug 3, 1993	0.02%	0.41%	1.17%

(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	160	284	646

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 4th Quarter 2006   +1.21%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Oct 1, 1985	0.01%	0.27%	1.44%

(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA 100% Treasury Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA 100% Treasury Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.69%
Fee Waiver		0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	51	202	365	841

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 4th Quarter 2006   +1.14%

Lowest Quarter: 3rd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Dec 3, 1990	none	0.27%	1.37%

(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.54%
Total Annual Fund Operating Expenses		0.99%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.99%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	101	315	547	1,213

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Sweep Class

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	0.02%	0.38%	1.13%

(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.51%
Total Annual Fund Operating Expenses		0.96%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.96%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	98	306	531	1,178

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 4th Quarter 2006   +1.22%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	0.01%	0.38%	1.56%

(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.30%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver		0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	102	357	632	1,416

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 3rd Quarter 2007   +0.70%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2000	0.03%	0.32%	0.87%

(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.98%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	100	312	542	1,201

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 2nd Quarter 2007   +0.78%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	0.02%	0.35%	1.06%

(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.97%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.97%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	99	309	536	1,190

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 4th Quarter 2006   +1.17%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	0.01%	0.24%	1.36%

(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA 100% Treasury Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA 100% Treasury Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.27%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	102	348	614	1,374

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 4th Quarter 2006   +1.14%

Lowest Quarter: 2nd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	none	0.27%	1.37%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.54%
Total Annual Fund Operating Expenses		0.64%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.64%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	65	205	357	798

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 3rd Quarter 2007   +0.76%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Jan 1, 1992	0.02%	0.32%	1.00%

(WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.83%
Fee Waiver		0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	66	247	443	1,009

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 3rd Quarter 2007   +0.77%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Jan 5, 1995	0.03%	0.39%	1.06%

(WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.63%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.63%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	64	202	351	786

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 2nd Quarter 2007   +0.78%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Jul 28, 2003	0.02%	0.35%	1.05%

(WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.62%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.62%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	63	199	346	774

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 4th Quarter 2006   +1.17%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Jul 28, 2003	0.01%	0.24%	1.35%

(WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.51%
Total Annual Fund Operating Expenses		0.61%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.61%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	62	195	340	762

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 4th Quarter 2006   +1.19%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Nov 8, 1999	0.01%	0.35%	1.46%

(WFA 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA 100% Treasury Money Market Fund)	Class A (WFA Money Market Funds - Classes A, B, C)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA 100% Treasury Money Market Fund)		Class A (WFA Money Market Funds - Classes A, B, C)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.79%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	66	238	425	965

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 4th Quarter 2006   +1.10%

Lowest Quarter: 3rd Quarter 2012     0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A (WFA Money Market Funds - Classes A, B, C)	Nov 8, 1999	none	0.24%	1.28%

(WFA Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Funds - Classes A, B, C) (WFA Money Market Fund)	Class A	Class B	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none	5.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Money Market Funds - Classes A, B, C) (WFA Money Market Fund)		Class A	Class B	Class C
Management Fees		0.28%	0.28%	0.28%
Distribution (12b-1) Fees		none	0.75%	0.75%
Other Expenses		0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses		0.80%	1.55%	1.55%
Fee Waiver		0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.70%	1.45%	1.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Money Market Fund) (WFA Money Market Funds - Classes A, B, C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	72	245	434	981
Class B	648	780	1,035	1,540
Class C	248	480	835	1,837

Expense Example, No Redemption (WFA Money Market Fund) (WFA Money Market Funds - Classes A, B, C) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	148	480	835	1,540
Class C	148	480	835	1,837

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Class A

Highest Quarter: 3rd Quarter 2007   +1.19%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
Average Annual Total Returns (WFA Money Market Fund) (WFA Money Market Funds - Classes A, B, C)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class A	Jul 1, 1992	0.01%	0.47%	1.50%
Class B	Jul 1, 1992	(4.99%)	(0.10%)	1.10%
Class C	Jun 30, 2010	(0.99%)	0.30%	1.10%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.34%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.34%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	35	109	191	431

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2007   +1.28%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jun 29, 1995	0.01%	0.61%	1.75%

(WFA Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Cash Management Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Cash Management Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2007   +0.92%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jul 9, 2010	0.05%	0.64%	1.47%

(WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.27%
Total Annual Fund Operating Expenses		0.37%
Fee Waiver		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	31	112	201	461

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jun 30, 2010	0.02%	0.46%	1.17%

(WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.36%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	31	110	196	450

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 2nd Quarter 2007   +0.87%

Lowest Quarter: 2nd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Apr 8, 2005	0.02%	0.47%	1.24%

(WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	36	113	197	443

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 4th Quarter 2006   +1.25%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Mar 31, 2008	0.01%	0.29%	1.52%

(WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.34%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.34%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	35	109	191	431

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 4th Quarter 2006   +1.26%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jul 31, 2003	0.01%	0.42%	1.64%

(WFA Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Cash Investment Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Cash Investment Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.35%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.35%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	36	113	197	443

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 3rd Quarter 2007   +1.29%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jul 31, 2003	0.01%	0.62%	1.78%

(WFA 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA 100% Treasury Money Market Fund)	Administrator Class (WFA Money Market Funds - Administrator Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA 100% Treasury Money Market Fund)		Administrator Class (WFA Money Market Funds - Administrator Class)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.25%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.30%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	31	145	269	632

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Administrator Class

Highest Quarter: 4th Quarter 2006   +1.14%

Lowest Quarter: 2nd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Administrator Class (WFA Money Market Funds - Administrator Class)	Jun 30, 2010	none	0.27%	1.37%

(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Fund)	Class Daily (WFA Money Market Funds - Daily Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Money Market Fund)		Class Daily (WFA Money Market Funds - Daily Class)
Management Fees		0.28%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.05%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Daily (WFA Money Market Funds - Daily Class)	102	329	575	1,278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Daily Class

Highest Quarter: 3rd Quarter 2007   +1.19%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Daily (WFA Money Market Funds - Daily Class)	Jun 30, 2010	0.01%	0.47%	1.50%

(WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.22%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	69	122	278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +1.32%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.01%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Mar 31, 2000	0.05%	0.71%	1.90%

(WFA Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Cash Management Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Cash Management Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +0.92%

Lowest Quarter: 4th Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Nov 20, 1996	0.08%	0.66%	1.48%

(WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.25%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	75	136	313

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Mar 31, 2008	0.02%	0.47%	1.18%

(WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.44%
Fee Waiver		0.24%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	117	222	531

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +0.85%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Jul 9, 2010	0.07%	0.51%	1.27%

(WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.24%
Fee Waiver		0.04%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	73	131	302

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 2nd Quarter 2007   +0.90%

Lowest Quarter: 3rd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Nov 8, 1999	0.03%	0.53%	1.36%

(WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.23%
Fee Waiver		0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	71	126	290

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 4th Quarter 2006   +1.29%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Aug 11, 1995	0.01%	0.32%	1.61%

(WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.22%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	69	122	278

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 4th Quarter 2006   +1.30%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Jul 28, 2003	0.01%	0.47%	1.74%

(WFA Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Cash Investment Money Market Fund)	Institutional Class (WFA Money Market Funds - Institutional Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Cash Investment Money Market Fund)		Institutional Class (WFA Money Market Funds - Institutional Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.23%
Fee Waiver		0.03%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.20%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	20	71	126	290

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Institutional Class

Highest Quarter: 3rd Quarter 2007   +1.33%

Lowest Quarter: 1st Quarter 2012    +0.01%

Year-to-date total return as of 3/31/2013 is 0.02%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Institutional Class (WFA Money Market Funds - Institutional Class)	Oct 14, 1987	0.06%	0.72%	1.91%

(WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Investor Class (WFA Money Market Funds - Investor Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Investor Class (WFA Money Market Funds - Investor Class)
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.56%
Total Annual Fund Operating Expenses		0.86%
Fee Waiver		0.22%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.64%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Class)	65	252	455	1,040

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 3rd Quarter 2007   +0.85%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Class)	Jul 9, 2010	0.03%	0.48%	1.26%

(WFA Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Fund)	Investor Class (WFA Money Market Funds - Investor Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Money Market Fund)		Investor Class (WFA Money Market Funds - Investor Class)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.55%
Total Annual Fund Operating Expenses		0.83%
Fee Waiver		0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Class)	66	247	443	1,009

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Investor Class

Highest Quarter: 3rd Quarter 2007   +1.21%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Investor Class (WFA Money Market Funds - Investor Class)	Apr 8, 2005	0.01%	0.51%	1.55%

(WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Select Class (WFA Money Market Funds - Select Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Select Class (WFA Money Market Funds - Select Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Class)	13	53	96	225

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter: 3rd Quarter 2007   +1.34%

Lowest Quarter: 1st Quarter 2012    +0.02%

Year-to-date total return as of 3/31/2013 is 0.03%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Class)	Jun 29, 2007	0.12%	0.78%	1.94%

(WFA Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Cash Investment Money Market Fund)	Select Class (WFA Money Market Funds - Select Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Cash Investment Money Market Fund)		Select Class (WFA Money Market Funds - Select Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.09%
Total Annual Fund Operating Expenses		0.19%
Fee Waiver		0.06%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Class)	13	55	101	237

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter: 3rd Quarter 2007   +1.35%

Lowest Quarter: 1st Quarter 2012    +0.02%

Year-to-date total return as of 3/31/2013 is 0.03%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Money Market Funds - Select Class)	Jun 29, 2007	0.13%	0.79%	1.94%

(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Select Class (WFA Heritage Money Market Fund - Select Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Select Class (WFA Heritage Money Market Fund - Select Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.08%
Total Annual Fund Operating Expenses		0.18%
Fee Waiver		0.05%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.13%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Select Class (WFA Heritage Money Market Fund - Select Class)	13	53	96	225

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Select Class

Highest Quarter: 3rd Quarter 2007   +1.34%

Lowest Quarter: 1st Quarter 2012    +0.02%

Year-to-date total return as of 3/31/2013 is 0.03%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Select Class (WFA Heritage Money Market Fund - Select Class)	Jun 29, 2007	0.12%	0.78%	1.94%

(WFA Heritage Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Heritage Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Heritage Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.43%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Heritage Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	44	155	277	633

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +1.28%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Heritage Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Jun 30, 2010	0.01%	0.61%	1.75%

(WFA Municipal Cash Management Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Cash Management Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Annual Fund Operating Expenses (WFA Municipal Cash Management Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Cash Management Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +0.86%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Cash Management Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Nov 25, 1996	0.05%	0.52%	1.28%

(WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.44%
Total Annual Fund Operating Expenses		0.54%
Fee Waiver		0.09%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	164	293	668

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Nov 8, 1999	0.02%	0.38%	1.13%

(WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.30%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.73%
Fee Waiver		0.28%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	205	378	880

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +0.85%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Nov 2, 1988	0.03%	0.48%	1.26%

(WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.53%
Fee Waiver		0.08%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	162	288	657

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 2nd Quarter 2007   +0.83%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Aug 3, 1993	0.02%	0.41%	1.17%

(WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.07%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.45%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	46	160	284	646

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 4th Quarter 2006   +1.21%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Oct 1, 1985	0.01%	0.27%	1.44%

(WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.41%
Total Annual Fund Operating Expenses		0.51%
Fee Waiver		0.01%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	51	163	284	640

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 4th Quarter 2006   +1.22%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Nov 16, 1987	0.01%	0.38%	1.56%

(WFA Cash Investment Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Cash Investment Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Cash Investment Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.10%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.52%
Fee Waiver		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Cash Investment Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	51	165	289	651

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +1.25%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Cash Investment Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Oct 14, 1987	0.01%	0.56%	1.67%

(WFA 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA 100% Treasury Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA 100% Treasury Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.27%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.69%
Fee Waiver		0.19%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	51	202	365	841

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 4th Quarter 2006   +1.14%

Lowest Quarter: 3rd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Dec 3, 1990	none	0.27%	1.37%

(WFA Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Money Market Fund)	Service Class (WFA Money Market Funds - Service Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Money Market Fund)		Service Class (WFA Money Market Funds - Service Class)
Management Fees		0.28%
Distribution (12b-1) Fees		none
Other Expenses		0.42%
Total Annual Fund Operating Expenses		0.70%
Fee Waiver		0.20%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.50%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	51	204	370	852

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Risk Factors

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Service Class

Highest Quarter: 3rd Quarter 2007   +1.21%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Service Class (WFA Money Market Funds - Service Class)	Jun 30, 2010	0.01%	0.51%	1.55%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.

(WFA California Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA California Municipal Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA California Municipal Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.54%
Total Annual Fund Operating Expenses		0.99%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.99%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA California Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	101	315	547	1,213

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Returns as of 12/31 each year Sweep Class

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA California Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	0.02%	0.38%	1.13%

(WFA Municipal Money Market Fund)
Investment Objective
The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Municipal Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Municipal Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.30%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver		0.18%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Municipal Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	102	357	632	1,416

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 3rd Quarter 2007   +0.70%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Municipal Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2000	0.03%	0.32%	0.87%

(WFA National Tax-Free Money Market Fund)
Investment Objective
The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA National Tax-Free Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA National Tax-Free Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.53%
Total Annual Fund Operating Expenses		0.98%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.98%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA National Tax-Free Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	100	312	542	1,201

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 2nd Quarter 2007   +0.78%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA National Tax-Free Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	0.02%	0.35%	1.06%

(WFA Treasury Plus Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Treasury Plus Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Treasury Plus Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		0.97%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.97%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Treasury Plus Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	99	309	536	1,190

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 4th Quarter 2006   +1.17%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Treasury Plus Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	0.01%	0.24%	1.36%

(WFA Government Money Market Fund)
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA Government Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA Government Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.10%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.51%
Total Annual Fund Operating Expenses		0.96%
Fee Waiver		none
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.96%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA Government Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	98	306	531	1,178

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 4th Quarter 2006   +1.22%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA Government Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	0.01%	0.38%	1.56%

(WFA 100% Treasury Money Market Fund)
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA 100% Treasury Money Market Fund)	Class Sweep (WFA Money Market Funds - Sweep Class)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA 100% Treasury Money Market Fund)		Class Sweep (WFA Money Market Funds - Sweep Class)
Management Fees		0.27%
Distribution (12b-1) Fees		0.35%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.14%
Fee Waiver		0.14%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.00%
[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (WFA 100% Treasury Money Market Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	102	348	614	1,374

Principal Investment Strategies

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns as of 12/31 each year Sweep Class

Highest Quarter: 4th Quarter 2006   +1.14%

Lowest Quarter: 2nd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Average Annual Total Returns for the periods ended 12/31/2012
Average Annual Total Returns (WFA 100% Treasury Money Market Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class Sweep (WFA Money Market Funds - Sweep Class)	Jun 30, 2010	none	0.27%	1.37%

Shareholder Fees	0 Months Ended
Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	5.00%
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	1.00%
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses	0 Months Ended
	Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.64%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[1]
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.63%	[1]
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.62%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.62%	[1]
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.61%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.61%	[1]
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.79%
Fee Waiver	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.80%
Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[2]
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.55%
Fee Waiver	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	1.45%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.34%	[3]
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.27%
Total Annual Fund Operating Expenses	0.37%
Fee Waiver	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.36%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.34%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.34%	[3]
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.35%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.35%	[2]
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.30%	[2]
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.25%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.44%
Fee Waiver	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Fee Waiver	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.22%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.23%
Fee Waiver	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	0.20%	[2]
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.86%
Fee Waiver	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	0.64%	[2]
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.55%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	[2]
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[2]
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.19%
Fee Waiver	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[2]
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.08%
Total Annual Fund Operating Expenses	0.18%
Fee Waiver	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	0.13%	[2]
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.43%	[2]
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.44%
Total Annual Fund Operating Expenses	0.54%
Fee Waiver	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.53%
Fee Waiver	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	0.45%	[2]
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.52%
Fee Waiver	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.69%
Fee Waiver	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Operating Expenses:
Management Fees	0.28%
Distribution (12b-1) Fees	none
Other Expenses	0.42%
Total Annual Fund Operating Expenses	0.70%
Fee Waiver	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.50%	[2]
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.54%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.99%	[4]
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.30%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.98%	[4]
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.97%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.97%	[4]
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.10%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.51%
Total Annual Fund Operating Expenses	0.96%
Fee Waiver	none
Total Annual Fund Operating Expenses After Fee Waiver	0.96%	[4]
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Operating Expenses:
Management Fees	0.27%
Distribution (12b-1) Fees	0.35%
Other Expenses	0.52%
Total Annual Fund Operating Expenses	1.14%
Fee Waiver	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	1.00%	[2]

[1]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example (USD $)	0 Months Ended
Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 65
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	798
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,009
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	786
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	774
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	425
Expense Example, with Redemption, 10 Years	965
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	245
Expense Example, with Redemption, 5 Years	434
Expense Example, with Redemption, 10 Years	981
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	648
Expense Example, with Redemption, 3 Years	780
Expense Example, with Redemption, 5 Years	1,035
Expense Example, with Redemption, 10 Years	1,540
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	248
Expense Example, with Redemption, 3 Years	480
Expense Example, with Redemption, 5 Years	835
Expense Example, with Redemption, 10 Years	1,837
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	450
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	112
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	461
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	110
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	450
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	35
Expense Example, with Redemption, 3 Years	109
Expense Example, with Redemption, 5 Years	191
Expense Example, with Redemption, 10 Years	431
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	113
Expense Example, with Redemption, 5 Years	197
Expense Example, with Redemption, 10 Years	443
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	632
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	329
Expense Example, with Redemption, 5 Years	575
Expense Example, with Redemption, 10 Years	1,278
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	65
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,040
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	443
Expense Example, with Redemption, 10 Years	1,009
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Expense Example:
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	225
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Expense Example:
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	101
Expense Example, with Redemption, 10 Years	237
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Expense Example:
Expense Example, with Redemption, 1 Year	13
Expense Example, with Redemption, 3 Years	53
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	225
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	277
Expense Example, with Redemption, 10 Years	633
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	657
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	293
Expense Example, with Redemption, 10 Years	668
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	378
Expense Example, with Redemption, 10 Years	880
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	162
Expense Example, with Redemption, 5 Years	288
Expense Example, with Redemption, 10 Years	657
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	160
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	646
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	165
Expense Example, with Redemption, 5 Years	289
Expense Example, with Redemption, 10 Years	651
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	841
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	$ 852

Expense Example, No Redemption (USD $)	0 Months Ended
Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	1,540
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	1,837
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	69
Expense Example, No Redemption, 5 Years	122
Expense Example, No Redemption, 10 Years	278
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	73
Expense Example, No Redemption, 5 Years	131
Expense Example, No Redemption, 10 Years	302
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	75
Expense Example, No Redemption, 5 Years	136
Expense Example, No Redemption, 10 Years	313
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	117
Expense Example, No Redemption, 5 Years	222
Expense Example, No Redemption, 10 Years	531
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	73
Expense Example, No Redemption, 5 Years	131
Expense Example, No Redemption, 10 Years	302
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	126
Expense Example, No Redemption, 10 Years	290
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	69
Expense Example, No Redemption, 5 Years	122
Expense Example, No Redemption, 10 Years	278
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	126
Expense Example, No Redemption, 10 Years	290
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	1,213
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	357
Expense Example, No Redemption, 5 Years	632
Expense Example, No Redemption, 10 Years	1,416
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	1,201
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,178
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	348
Expense Example, No Redemption, 5 Years	614
Expense Example, No Redemption, 10 Years	$ 1,374

Annual Total Returns	0 Months Ended
Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.39%
Annual Return 2004	0.58%
Annual Return 2005	1.75%
Annual Return 2006	2.77%
Annual Return 2007	2.98%
Annual Return 2008	1.55%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.52%
Annual Return 2004	0.62%
Annual Return 2005	1.76%
Annual Return 2006	2.75%
Annual Return 2007	3.01%
Annual Return 2008	1.81%
Annual Return 2009	0.11%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.03%
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.46%
Annual Return 2004	0.60%
Annual Return 2005	1.80%
Annual Return 2006	2.83%
Annual Return 2007	3.04%
Annual Return 2008	1.65%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.53%
Annual Return 2004	0.68%
Annual Return 2005	2.49%
Annual Return 2006	4.37%
Annual Return 2007	4.36%
Annual Return 2008	1.19%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.52%
Annual Return 2004	0.77%
Annual Return 2005	2.62%
Annual Return 2006	4.45%
Annual Return 2007	4.62%
Annual Return 2008	1.73%
Annual Return 2009	0.02%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.44%
Annual Return 2004	0.62%
Annual Return 2005	2.35%
Annual Return 2006	4.13%
Annual Return 2007	4.12%
Annual Return 2008	1.15%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.00%
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Bar Chart Table:
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.53%
Annual Return 2006	4.38%
Annual Return 2007	4.67%
Annual Return 2008	2.24%
Annual Return 2009	0.12%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.85%
Annual Return 2004	1.04%
Annual Return 2005	2.89%
Annual Return 2006	4.75%
Annual Return 2007	5.07%
Annual Return 2008	2.69%
Annual Return 2009	0.36%
Annual Return 2010	0.03%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	1.05%
Annual Return 2004	1.16%
Annual Return 2005	2.36%
Annual Return 2006	3.38%
Annual Return 2007	3.61%
Annual Return 2008	2.50%
Annual Return 2009	0.54%
Annual Return 2010	0.11%
Annual Return 2011	0.02%
Annual Return 2012	0.05%
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.95%
Annual Return 2009	0.27%
Annual Return 2010	0.07%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.66%
Annual Return 2004	0.80%
Annual Return 2005	2.10%
Annual Return 2006	3.19%
Annual Return 2007	3.40%
Annual Return 2008	2.01%
Annual Return 2009	0.26%
Annual Return 2010	0.04%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.80%
Annual Return 2004	0.98%
Annual Return 2005	2.80%
Annual Return 2006	4.68%
Annual Return 2007	4.67%
Annual Return 2008	1.42%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.79%
Annual Return 2004	1.07%
Annual Return 2005	2.92%
Annual Return 2006	4.76%
Annual Return 2007	4.93%
Annual Return 2008	2.02%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.84%
Annual Return 2004	1.11%
Annual Return 2005	2.95%
Annual Return 2006	4.80%
Annual Return 2007	5.10%
Annual Return 2008	2.68%
Annual Return 2009	0.39%
Annual Return 2010	0.04%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Bar Chart Table:
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.00%
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Bar Chart Table:
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.53%
Annual Return 2006	4.38%
Annual Return 2007	4.67%
Annual Return 2008	2.24%
Annual Return 2009	0.12%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.24%
Annual Return 2008	2.82%
Annual Return 2009	0.49%
Annual Return 2010	0.13%
Annual Return 2011	0.06%
Annual Return 2012	0.05%
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	1.05%
Annual Return 2004	1.16%
Annual Return 2005	2.36%
Annual Return 2006	3.38%
Annual Return 2007	3.61%
Annual Return 2008	2.50%
Annual Return 2009	0.54%
Annual Return 2010	0.16%
Annual Return 2011	0.06%
Annual Return 2012	0.08%
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.95%
Annual Return 2009	0.27%
Annual Return 2010	0.12%
Annual Return 2011	0.03%
Annual Return 2012	0.02%
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.09%
Annual Return 2011	0.06%
Annual Return 2012	0.07%
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.87%
Annual Return 2004	1.05%
Annual Return 2005	2.26%
Annual Return 2006	3.29%
Annual Return 2007	3.51%
Annual Return 2008	2.11%
Annual Return 2009	0.36%
Annual Return 2010	0.12%
Annual Return 2011	0.05%
Annual Return 2012	0.03%
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.95%
Annual Return 2004	1.14%
Annual Return 2005	2.95%
Annual Return 2006	4.84%
Annual Return 2007	4.82%
Annual Return 2008	1.54%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	0.85%
Annual Return 2004	1.22%
Annual Return 2005	3.08%
Annual Return 2006	4.92%
Annual Return 2007	5.08%
Annual Return 2008	2.18%
Annual Return 2009	0.15%
Annual Return 2010	0.03%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Bar Chart Table:
Annual Return 2003	1.04%
Annual Return 2004	1.26%
Annual Return 2005	3.10%
Annual Return 2006	4.95%
Annual Return 2007	5.25%
Annual Return 2008	2.82%
Annual Return 2009	0.52%
Annual Return 2010	0.15%
Annual Return 2011	0.07%
Annual Return 2012	0.06%
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Bar Chart Table:
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.03%
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Bar Chart Table:
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.60%
Annual Return 2006	4.50%
Annual Return 2007	4.78%
Annual Return 2008	2.35%
Annual Return 2009	0.17%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Bar Chart Table:
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.26%
Annual Return 2008	2.90%
Annual Return 2009	0.56%
Annual Return 2010	0.20%
Annual Return 2011	0.13%
Annual Return 2012	0.12%
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Bar Chart Table:
Annual Return 2003	1.04%
Annual Return 2004	1.26%
Annual Return 2005	3.10%
Annual Return 2006	4.95%
Annual Return 2007	5.27%
Annual Return 2008	2.89%
Annual Return 2009	0.59%
Annual Return 2010	0.22%
Annual Return 2011	0.14%
Annual Return 2012	0.13%
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Bar Chart Table:
Annual Return 2003	1.07%
Annual Return 2004	1.27%
Annual Return 2005	3.10%
Annual Return 2006	4.96%
Annual Return 2007	5.26%
Annual Return 2008	2.90%
Annual Return 2009	0.56%
Annual Return 2010	0.20%
Annual Return 2011	0.13%
Annual Return 2012	0.12%
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.85%
Annual Return 2004	1.04%
Annual Return 2005	2.89%
Annual Return 2006	4.75%
Annual Return 2007	5.07%
Annual Return 2008	2.69%
Annual Return 2009	0.36%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.80%
Annual Return 2004	0.90%
Annual Return 2005	2.10%
Annual Return 2006	3.12%
Annual Return 2007	3.35%
Annual Return 2008	2.24%
Annual Return 2009	0.31%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.05%
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.76%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.82%
Annual Return 2004	0.92%
Annual Return 2005	2.07%
Annual Return 2006	3.06%
Annual Return 2007	3.32%
Annual Return 2008	2.12%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.03%
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.66%
Annual Return 2004	0.80%
Annual Return 2005	2.00%
Annual Return 2006	3.04%
Annual Return 2007	3.25%
Annual Return 2008	1.86%
Annual Return 2009	0.16%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.68%
Annual Return 2004	0.83%
Annual Return 2005	2.64%
Annual Return 2006	4.52%
Annual Return 2007	4.51%
Annual Return 2008	1.30%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.72%
Annual Return 2004	0.91%
Annual Return 2005	2.77%
Annual Return 2006	4.60%
Annual Return 2007	4.77%
Annual Return 2008	1.87%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.78%
Annual Return 2004	0.95%
Annual Return 2005	2.80%
Annual Return 2006	4.64%
Annual Return 2007	4.94%
Annual Return 2008	2.51%
Annual Return 2009	0.26%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.00%
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Bar Chart Table:
Annual Return 2003	0.49%
Annual Return 2004	0.68%
Annual Return 2005	2.60%
Annual Return 2006	4.50%
Annual Return 2007	4.78%
Annual Return 2008	2.35%
Annual Return 2009	0.17%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.59%
Annual Return 2004	0.78%
Annual Return 2005	1.96%
Annual Return 2006	2.97%
Annual Return 2007	3.18%
Annual Return 2008	1.76%
Annual Return 2009	0.10%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.23%
Annual Return 2004	0.32%
Annual Return 2005	1.46%
Annual Return 2006	2.45%
Annual Return 2007	2.71%
Annual Return 2008	1.51%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.03%
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.58%
Annual Return 2004	0.60%
Annual Return 2005	1.80%
Annual Return 2006	2.83%
Annual Return 2007	3.04%
Annual Return 2008	1.65%
Annual Return 2009	0.07%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.02%
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.61%
Annual Return 2004	0.68%
Annual Return 2005	2.49%
Annual Return 2006	4.37%
Annual Return 2007	4.36%
Annual Return 2008	1.19%
Annual Return 2009	0.01%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.72%
Annual Return 2004	0.91%
Annual Return 2005	2.77%
Annual Return 2006	4.60%
Annual Return 2007	4.77%
Annual Return 2008	1.87%
Annual Return 2009	0.04%
Annual Return 2010	0.01%
Annual Return 2011	0.01%
Annual Return 2012	0.01%
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Bar Chart Table:
Annual Return 2003	0.61%
Annual Return 2004	0.77%
Annual Return 2005	2.50%
Annual Return 2006	4.28%
Annual Return 2007	4.28%
Annual Return 2008	1.29%
Annual Return 2009	0.03%
Annual Return 2010	0.01%
Annual Return 2011	0.02%
Annual Return 2012	0.00%

Average Annual Total Returns	0 Months Ended
Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.32%
10 Years	1.00%
Inception Date of Share Class	Jan 1, 1992
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Average Annual Return:
1 Year	0.03%
5 Years	0.39%
10 Years	1.06%
Inception Date of Share Class	Jan 5, 1995
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Average Annual Return:
1 Year	0.02%
5 Years	0.35%
10 Years	1.05%
Inception Date of Share Class	Jul 28, 2003
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	0.24%
10 Years	1.35%
Inception Date of Share Class	Jul 28, 2003
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	0.35%
10 Years	1.46%
Inception Date of Share Class	Nov 8, 1999
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Average Annual Return:
1 Year	none
5 Years	0.24%
10 Years	1.28%
Inception Date of Share Class	Nov 8, 1999
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Average Annual Return:
1 Year	0.01%
5 Years	0.47%
10 Years	1.50%
Inception Date of Share Class	Jul 1, 1992
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Average Annual Return:
1 Year	(4.99%)
5 Years	(0.10%)
10 Years	1.10%
Inception Date of Share Class	Jul 1, 1992
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Average Annual Return:
1 Year	(0.99%)
5 Years	0.30%
10 Years	1.10%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	0.61%
10 Years	1.75%
Inception Date of Share Class	Jun 29, 1995
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.05%
5 Years	0.64%
10 Years	1.47%
Inception Date of Share Class	Jul 9, 2010
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	0.46%
10 Years	1.17%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.02%
5 Years	0.47%
10 Years	1.24%
Inception Date of Share Class	Apr 8, 2005
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	0.29%
10 Years	1.52%
Inception Date of Share Class	Mar 31, 2008
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	0.42%
10 Years	1.64%
Inception Date of Share Class	Jul 31, 2003
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	0.01%
5 Years	0.62%
10 Years	1.78%
Inception Date of Share Class	Jul 31, 2003
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Average Annual Return:
1 Year	none
5 Years	0.27%
10 Years	1.37%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Average Annual Return:
1 Year	0.01%
5 Years	0.47%
10 Years	1.50%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.05%
5 Years	0.71%
10 Years	1.90%
Inception Date of Share Class	Mar 31, 2000
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.08%
5 Years	0.66%
10 Years	1.48%
Inception Date of Share Class	Nov 20, 1996
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.02%
5 Years	0.47%
10 Years	1.18%
Inception Date of Share Class	Mar 31, 2008
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.07%
5 Years	0.51%
10 Years	1.27%
Inception Date of Share Class	Jul 9, 2010
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.03%
5 Years	0.53%
10 Years	1.36%
Inception Date of Share Class	Nov 8, 1999
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.01%
5 Years	0.32%
10 Years	1.61%
Inception Date of Share Class	Aug 11, 1995
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.01%
5 Years	0.47%
10 Years	1.74%
Inception Date of Share Class	Jul 28, 2003
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Average Annual Return:
1 Year	0.06%
5 Years	0.72%
10 Years	1.91%
Inception Date of Share Class	Oct 14, 1987
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Average Annual Return:
1 Year	0.03%
5 Years	0.48%
10 Years	1.26%
Inception Date of Share Class	Jul 9, 2010
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Average Annual Return:
1 Year	0.01%
5 Years	0.51%
10 Years	1.55%
Inception Date of Share Class	Apr 8, 2005
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.12%
5 Years	0.78%
10 Years	1.94%
Inception Date of Share Class	Jun 29, 2007
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.13%
5 Years	0.79%
10 Years	1.94%
Inception Date of Share Class	Jun 29, 2007
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Average Annual Return:
1 Year	0.12%
5 Years	0.78%
10 Years	1.94%
Inception Date of Share Class	Jun 29, 2007
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.61%
10 Years	1.75%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.05%
5 Years	0.52%
10 Years	1.28%
Inception Date of Share Class	Nov 25, 1996
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	0.38%
10 Years	1.13%
Inception Date of Share Class	Nov 8, 1999
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.03%
5 Years	0.48%
10 Years	1.26%
Inception Date of Share Class	Nov 2, 1988
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.02%
5 Years	0.41%
10 Years	1.17%
Inception Date of Share Class	Aug 3, 1993
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.27%
10 Years	1.44%
Inception Date of Share Class	Oct 1, 1985
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.38%
10 Years	1.56%
Inception Date of Share Class	Nov 16, 1987
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.56%
10 Years	1.67%
Inception Date of Share Class	Oct 14, 1987
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Average Annual Return:
1 Year	none
5 Years	0.27%
10 Years	1.37%
Inception Date of Share Class	Dec 3, 1990
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Average Annual Return:
1 Year	0.01%
5 Years	0.51%
10 Years	1.55%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.02%
5 Years	0.38%
10 Years	1.13%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.03%
5 Years	0.32%
10 Years	0.87%
Inception Date of Share Class	Jun 30, 2000
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.02%
5 Years	0.35%
10 Years	1.06%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Years	0.24%
10 Years	1.36%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	0.01%
5 Years	0.38%
10 Years	1.56%
Inception Date of Share Class	Jun 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Average Annual Return:
1 Year	none
5 Years	0.27%
10 Years	1.37%
Inception Date of Share Class	Jun 30, 2010

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan 31, 2013
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 29, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 1, 2013
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.76%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
(WFA Money Market Funds - Classes A, B, C) | (WFA California Municipal Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.64%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2003	rr_AnnualReturn2003	0.39%
Annual Return 2004	rr_AnnualReturn2004	0.58%
Annual Return 2005	rr_AnnualReturn2005	1.75%
Annual Return 2006	rr_AnnualReturn2006	2.77%
Annual Return 2007	rr_AnnualReturn2007	2.98%
Annual Return 2008	rr_AnnualReturn2008	1.55%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	1.00%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 1, 1992
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.19%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
(WFA Money Market Funds - Classes A, B, C) | (WFA Government Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.61%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2003	rr_AnnualReturn2003	0.52%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.62%
Annual Return 2006	rr_AnnualReturn2006	4.45%
Annual Return 2007	rr_AnnualReturn2007	4.62%
Annual Return 2008	rr_AnnualReturn2008	1.73%
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	1.46%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.19%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.70%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	434
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	981
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.53%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	4.67%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	648
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	780
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,035
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,540
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	835
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,540
1 Year	rr_AverageAnnualReturnYear01	(4.99%)
5 Years	rr_AverageAnnualReturnYear05	(0.10%)
10 Years	rr_AverageAnnualReturnYear10	1.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 1, 1992
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	835
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,837
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	148
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	835
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,837
1 Year	rr_AverageAnnualReturnYear01	(0.99%)
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	1.10%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.77%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
(WFA Money Market Funds - Classes A, B, C) | (WFA Municipal Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,009
Annual Return 2003	rr_AnnualReturn2003	0.52%
Annual Return 2004	rr_AnnualReturn2004	0.62%
Annual Return 2005	rr_AnnualReturn2005	1.76%
Annual Return 2006	rr_AnnualReturn2006	2.75%
Annual Return 2007	rr_AnnualReturn2007	3.01%
Annual Return 2008	rr_AnnualReturn2008	1.81%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jan 5, 1995
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2007   +0.78%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
(WFA Money Market Funds - Classes A, B, C) | (WFA National Tax-Free Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.63%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2003	rr_AnnualReturn2003	0.46%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	1.80%
Annual Return 2006	rr_AnnualReturn2006	2.83%
Annual Return 2007	rr_AnnualReturn2007	3.04%
Annual Return 2008	rr_AnnualReturn2008	1.65%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	1.05%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 28, 2003
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.17%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
(WFA Money Market Funds - Classes A, B, C) | (WFA Treasury Plus Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.62%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
Annual Return 2003	rr_AnnualReturn2003	0.53%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.49%
Annual Return 2006	rr_AnnualReturn2006	4.37%
Annual Return 2007	rr_AnnualReturn2007	4.36%
Annual Return 2008	rr_AnnualReturn2008	1.19%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	1.35%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 28, 2003
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Class A
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.10%

Lowest Quarter: 3rd Quarter 2012     0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012 (Returns reflect applicable sales charges)
(WFA Money Market Funds - Classes A, B, C) | (WFA 100% Treasury Money Market Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	425
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	965
Annual Return 2003	rr_AnnualReturn2003	0.44%
Annual Return 2004	rr_AnnualReturn2004	0.62%
Annual Return 2005	rr_AnnualReturn2005	2.35%
Annual Return 2006	rr_AnnualReturn2006	4.13%
Annual Return 2007	rr_AnnualReturn2007	4.12%
Annual Return 2008	rr_AnnualReturn2008	1.15%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	1.28%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Administrator Class) | (WFA California Municipal Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	112
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	201
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	461
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	1.95%
Annual Return 2009	rr_AnnualReturn2009	0.27%
Annual Return 2010	rr_AnnualReturn2010	0.07%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.46%
10 Years	rr_AverageAnnualReturnYear10	1.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.29%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Administrator Class) | (WFA Cash Investment Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
Annual Return 2003	rr_AnnualReturn2003	0.84%
Annual Return 2004	rr_AnnualReturn2004	1.11%
Annual Return 2005	rr_AnnualReturn2005	2.95%
Annual Return 2006	rr_AnnualReturn2006	4.80%
Annual Return 2007	rr_AnnualReturn2007	5.10%
Annual Return 2008	rr_AnnualReturn2008	2.68%
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.62%
10 Years	rr_AverageAnnualReturnYear10	1.78%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.26%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Administrator Class) | (WFA Government Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
Annual Return 2003	rr_AnnualReturn2003	0.79%
Annual Return 2004	rr_AnnualReturn2004	1.07%
Annual Return 2005	rr_AnnualReturn2005	2.92%
Annual Return 2006	rr_AnnualReturn2006	4.76%
Annual Return 2007	rr_AnnualReturn2007	4.93%
Annual Return 2008	rr_AnnualReturn2008	2.02%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	1.64%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 31, 2003
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.28%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Administrator Class) | (WFA Heritage Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	431
Annual Return 2003	rr_AnnualReturn2003	0.85%
Annual Return 2004	rr_AnnualReturn2004	1.04%
Annual Return 2005	rr_AnnualReturn2005	2.89%
Annual Return 2006	rr_AnnualReturn2006	4.75%
Annual Return 2007	rr_AnnualReturn2007	5.07%
Annual Return 2008	rr_AnnualReturn2008	2.69%
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	1.75%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 1995
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.92%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Administrator Class) | (WFA Municipal Cash Management Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	450
Annual Return 2003	rr_AnnualReturn2003	1.05%
Annual Return 2004	rr_AnnualReturn2004	1.16%
Annual Return 2005	rr_AnnualReturn2005	2.36%
Annual Return 2006	rr_AnnualReturn2006	3.38%
Annual Return 2007	rr_AnnualReturn2007	3.61%
Annual Return 2008	rr_AnnualReturn2008	2.50%
Annual Return 2009	rr_AnnualReturn2009	0.54%
Annual Return 2010	rr_AnnualReturn2010	0.11%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.64%
10 Years	rr_AverageAnnualReturnYear10	1.47%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 9, 2010
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2007   +0.87%

Lowest Quarter: 2nd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Administrator Class) | (WFA National Tax-Free Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	110
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	196
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	450
Annual Return 2003	rr_AnnualReturn2003	0.66%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	3.19%
Annual Return 2007	rr_AnnualReturn2007	3.40%
Annual Return 2008	rr_AnnualReturn2008	2.01%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.24%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.25%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Administrator Class) | (WFA Treasury Plus Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	36
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	443
Annual Return 2003	rr_AnnualReturn2003	0.80%
Annual Return 2004	rr_AnnualReturn2004	0.98%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	4.68%
Annual Return 2007	rr_AnnualReturn2007	4.67%
Annual Return 2008	rr_AnnualReturn2008	1.42%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.29%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Administrator Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.14%

Lowest Quarter: 2nd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Administrator Class) | (WFA 100% Treasury Money Market Fund) | Administrator Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	145
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	269
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	632
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	1.29%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	1.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Daily Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.19%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Daily Class) | (WFA Money Market Fund) | Class Daily
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	329
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,278
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.53%
Annual Return 2006	rr_AnnualReturn2006	4.38%
Annual Return 2007	rr_AnnualReturn2007	4.67%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	75
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	136
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	313
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	1.95%
Annual Return 2009	rr_AnnualReturn2009	0.27%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Annual Return 2011	rr_AnnualReturn2011	0.03%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.18%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.33%

Lowest Quarter: 1st Quarter 2012    +0.01%

Year-to-date total return as of 3/31/2013 is 0.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	71
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	290
Annual Return 2003	rr_AnnualReturn2003	1.04%
Annual Return 2004	rr_AnnualReturn2004	1.26%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	5.25%
Annual Return 2008	rr_AnnualReturn2008	2.82%
Annual Return 2009	rr_AnnualReturn2009	0.52%
Annual Return 2010	rr_AnnualReturn2010	0.15%
Annual Return 2011	rr_AnnualReturn2011	0.07%
Annual Return 2012	rr_AnnualReturn2012	0.06%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +0.02%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	0.72%
10 Years	rr_AverageAnnualReturnYear10	1.91%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 14, 1987
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.30%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	69
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	122
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	278
Annual Return 2003	rr_AnnualReturn2003	0.85%
Annual Return 2004	rr_AnnualReturn2004	1.22%
Annual Return 2005	rr_AnnualReturn2005	3.08%
Annual Return 2006	rr_AnnualReturn2006	4.92%
Annual Return 2007	rr_AnnualReturn2007	5.08%
Annual Return 2008	rr_AnnualReturn2008	2.18%
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.47%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 28, 2003
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.32%

Lowest Quarter: 1st Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.01%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	69
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	122
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	278
Annual Return 2003	rr_AnnualReturn2003	1.07%
Annual Return 2004	rr_AnnualReturn2004	1.27%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.96%
Annual Return 2007	rr_AnnualReturn2007	5.24%
Annual Return 2008	rr_AnnualReturn2008	2.82%
Annual Return 2009	rr_AnnualReturn2009	0.49%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +0.01%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.71%
10 Years	rr_AverageAnnualReturnYear10	1.90%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar 31, 2000
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.92%

Lowest Quarter: 4th Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	73
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	302
Annual Return 2003	rr_AnnualReturn2003	1.05%
Annual Return 2004	rr_AnnualReturn2004	1.16%
Annual Return 2005	rr_AnnualReturn2005	2.36%
Annual Return 2006	rr_AnnualReturn2006	3.38%
Annual Return 2007	rr_AnnualReturn2007	3.61%
Annual Return 2008	rr_AnnualReturn2008	2.50%
Annual Return 2009	rr_AnnualReturn2009	0.54%
Annual Return 2010	rr_AnnualReturn2010	0.16%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Annual Return 2012	rr_AnnualReturn2012	0.08%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 4th Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.08%
5 Years	rr_AverageAnnualReturnYear05	0.66%
10 Years	rr_AverageAnnualReturnYear10	1.48%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 20, 1996
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.85%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	117
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	222
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	531
Annual Return 2003	rr_AnnualReturn2003	0.82%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.07%
Annual Return 2006	rr_AnnualReturn2006	3.06%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.09%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Annual Return 2012	rr_AnnualReturn2012	0.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	1.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 9, 2010
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2007   +0.90%

Lowest Quarter: 3rd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	73
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	131
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	302
Annual Return 2003	rr_AnnualReturn2003	0.87%
Annual Return 2004	rr_AnnualReturn2004	1.05%
Annual Return 2005	rr_AnnualReturn2005	2.26%
Annual Return 2006	rr_AnnualReturn2006	3.29%
Annual Return 2007	rr_AnnualReturn2007	3.51%
Annual Return 2008	rr_AnnualReturn2008	2.11%
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Annual Return 2011	rr_AnnualReturn2011	0.05%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	1.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.29%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	20
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	71
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	126
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	290
Annual Return 2003	rr_AnnualReturn2003	0.95%
Annual Return 2004	rr_AnnualReturn2004	1.14%
Annual Return 2005	rr_AnnualReturn2005	2.95%
Annual Return 2006	rr_AnnualReturn2006	4.84%
Annual Return 2007	rr_AnnualReturn2007	4.82%
Annual Return 2008	rr_AnnualReturn2008	1.54%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	1.61%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 11, 1995
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.21%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Investor Class) | (WFA Money Market Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.55%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.83%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	247
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	443
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,009
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.60%
Annual Return 2006	rr_AnnualReturn2006	4.50%
Annual Return 2007	rr_AnnualReturn2007	4.78%
Annual Return 2008	rr_AnnualReturn2008	2.35%
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	1.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr 8, 2005
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.85%

Lowest Quarter: 1st Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Investor Class) | (WFA Municipal Money Market Fund) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.56%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.64%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	252
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	455
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,040
Annual Return 2003	rr_AnnualReturn2003	0.82%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.07%
Annual Return 2006	rr_AnnualReturn2006	3.06%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	1.26%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul 9, 2010
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Select Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.35%

Lowest Quarter: 1st Quarter 2012    +0.02%

Year-to-date total return as of 3/31/2013 is 0.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Select Class) | (WFA Cash Investment Money Market Fund) | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.19%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	55
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	101
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	237
Annual Return 2003	rr_AnnualReturn2003	1.04%
Annual Return 2004	rr_AnnualReturn2004	1.26%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.95%
Annual Return 2007	rr_AnnualReturn2007	5.27%
Annual Return 2008	rr_AnnualReturn2008	2.89%
Annual Return 2009	rr_AnnualReturn2009	0.59%
Annual Return 2010	rr_AnnualReturn2010	0.22%
Annual Return 2011	rr_AnnualReturn2011	0.14%
Annual Return 2012	rr_AnnualReturn2012	0.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +0.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.13%
5 Years	rr_AverageAnnualReturnYear05	0.79%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Select Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.34%

Lowest Quarter: 1st Quarter 2012    +0.02%

Year-to-date total return as of 3/31/2013 is 0.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	53
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	96
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	225
Annual Return 2003	rr_AnnualReturn2003	1.07%
Annual Return 2004	rr_AnnualReturn2004	1.27%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.96%
Annual Return 2007	rr_AnnualReturn2007	5.26%
Annual Return 2008	rr_AnnualReturn2008	2.90%
Annual Return 2009	rr_AnnualReturn2009	0.56%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Annual Return 2011	rr_AnnualReturn2011	0.13%
Annual Return 2012	rr_AnnualReturn2012	0.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +0.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Select Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.34%

Lowest Quarter: 1st Quarter 2012    +0.02%

Year-to-date total return as of 3/31/2013 is 0.03%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Heritage Money Market Fund - Select Class) | (WFA Heritage Money Market Fund) | Select Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.13%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	53
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	96
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	225
Annual Return 2003	rr_AnnualReturn2003	1.07%
Annual Return 2004	rr_AnnualReturn2004	1.27%
Annual Return 2005	rr_AnnualReturn2005	3.10%
Annual Return 2006	rr_AnnualReturn2006	4.96%
Annual Return 2007	rr_AnnualReturn2007	5.26%
Annual Return 2008	rr_AnnualReturn2008	2.90%
Annual Return 2009	rr_AnnualReturn2009	0.56%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Annual Return 2011	rr_AnnualReturn2011	0.13%
Annual Return 2012	rr_AnnualReturn2012	0.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is +0.03%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	0.78%
10 Years	rr_AverageAnnualReturnYear10	1.94%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2007
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA California Municipal Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	164
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	668
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	1.76%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.13%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 8, 1999
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.25%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA Cash Investment Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	289
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	651
Annual Return 2003	rr_AnnualReturn2003	0.78%
Annual Return 2004	rr_AnnualReturn2004	0.95%
Annual Return 2005	rr_AnnualReturn2005	2.80%
Annual Return 2006	rr_AnnualReturn2006	4.64%
Annual Return 2007	rr_AnnualReturn2007	4.94%
Annual Return 2008	rr_AnnualReturn2008	2.51%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.56%
10 Years	rr_AverageAnnualReturnYear10	1.67%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 14, 1987
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.22%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA Government Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	640
Annual Return 2003	rr_AnnualReturn2003	0.72%
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	2.77%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	1.87%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 16, 1987
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks. We will only purchase First Tier securities.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.28%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA Heritage Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.43%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	277
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	633
Annual Return 2003	rr_AnnualReturn2003	0.85%
Annual Return 2004	rr_AnnualReturn2004	1.04%
Annual Return 2005	rr_AnnualReturn2005	2.89%
Annual Return 2006	rr_AnnualReturn2006	4.75%
Annual Return 2007	rr_AnnualReturn2007	5.07%
Annual Return 2008	rr_AnnualReturn2008	2.69%
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	1.75%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.

We will only purchase First Tier securities. These include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Risk Factors
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +1.21%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.28%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	852
Annual Return 2003	rr_AnnualReturn2003	0.49%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.60%
Annual Return 2006	rr_AnnualReturn2006	4.50%
Annual Return 2007	rr_AnnualReturn2007	4.78%
Annual Return 2008	rr_AnnualReturn2008	2.35%
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	1.55%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax. We may also invest any amount in securities that pay interest subject to federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.86%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA Municipal Cash Management Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	657
Annual Return 2003	rr_AnnualReturn2003	0.80%
Annual Return 2004	rr_AnnualReturn2004	0.90%
Annual Return 2005	rr_AnnualReturn2005	2.10%
Annual Return 2006	rr_AnnualReturn2006	3.12%
Annual Return 2007	rr_AnnualReturn2007	3.35%
Annual Return 2008	rr_AnnualReturn2008	2.24%
Annual Return 2009	rr_AnnualReturn2009	0.31%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	1.28%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 25, 1996
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.85%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA Municipal Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	378
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	880
Annual Return 2003	rr_AnnualReturn2003	0.82%
Annual Return 2004	rr_AnnualReturn2004	0.92%
Annual Return 2005	rr_AnnualReturn2005	2.07%
Annual Return 2006	rr_AnnualReturn2006	3.06%
Annual Return 2007	rr_AnnualReturn2007	3.32%
Annual Return 2008	rr_AnnualReturn2008	2.12%
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.85%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.48%
10 Years	rr_AverageAnnualReturnYear10	1.26%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov 2, 1988
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2007   +0.83%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA National Tax-Free Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	162
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	657
Annual Return 2003	rr_AnnualReturn2003	0.66%
Annual Return 2004	rr_AnnualReturn2004	0.80%
Annual Return 2005	rr_AnnualReturn2005	2.00%
Annual Return 2006	rr_AnnualReturn2006	3.04%
Annual Return 2007	rr_AnnualReturn2007	3.25%
Annual Return 2008	rr_AnnualReturn2008	1.86%
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.41%
10 Years	rr_AverageAnnualReturnYear10	1.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug 3, 1993
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.21%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA Treasury Plus Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	646
Annual Return 2003	rr_AnnualReturn2003	0.68%
Annual Return 2004	rr_AnnualReturn2004	0.83%
Annual Return 2005	rr_AnnualReturn2005	2.64%
Annual Return 2006	rr_AnnualReturn2006	4.52%
Annual Return 2007	rr_AnnualReturn2007	4.51%
Annual Return 2008	rr_AnnualReturn2008	1.30%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	1.44%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct 1, 1985
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Service Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.14%

Lowest Quarter: 3rd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Service Class) | (WFA 100% Treasury Money Market Fund) | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	365
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	841
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	1.29%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	1.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec 3, 1990
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount of the Fund's total assets in municipal obligations that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of the state of California, its cities, municipalities, political subdivisions and other public authorities. These investments may have fixed, floating, or variable rates of interest.

We may invest a portion of the Fund's total assets in the securities of territories and possessions of the U.S. or their political subdivisions and financing authorities that pay interest exempt from regular federal income tax and California individual income tax.

We invest principally in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in municipal obligations that pay interest exempt from California individual income tax and regular federal income tax. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to California individual income tax and regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

California Municipal Securities Risk. Events in California are likely to affect a Fund's investments in California municipal securities. California may experience economic, budgetary, and financial stress, resulting in weakened economic and revenue performance for the State and its agencies or municipalities and downgrades to the credit ratings of the State's general obligation debt. These events may adversely impact the liquidity and values of the California municipal securities in which the Fund invests.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.81%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.99%	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	101
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	315
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	547
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,213
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.78%
Annual Return 2005	rr_AnnualReturn2005	1.96%
Annual Return 2006	rr_AnnualReturn2006	2.97%
Annual Return 2007	rr_AnnualReturn2007	3.18%
Annual Return 2008	rr_AnnualReturn2008	1.76%
Annual Return 2009	rr_AnnualReturn2009	0.10%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.13%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.22%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.96%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.96%	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	98
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	306
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	531
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,178
Annual Return 2003	rr_AnnualReturn2003	0.72%
Annual Return 2004	rr_AnnualReturn2004	0.91%
Annual Return 2005	rr_AnnualReturn2005	2.77%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.77%
Annual Return 2008	rr_AnnualReturn2008	1.87%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").

We may also invest:

  any amount in securities that pay interest subject to federal AMT.

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 3rd Quarter 2007   +0.70%

Lowest Quarter: 1st Quarter 2011    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	357
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	632
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,416
Annual Return 2003	rr_AnnualReturn2003	0.23%
Annual Return 2004	rr_AnnualReturn2004	0.32%
Annual Return 2005	rr_AnnualReturn2005	1.46%
Annual Return 2006	rr_AnnualReturn2006	2.45%
Annual Return 2007	rr_AnnualReturn2007	2.71%
Annual Return 2008	rr_AnnualReturn2008	1.51%
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 3rd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.03%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	0.87%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments; and

  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").

We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest. We will only purchase First Tier securities.

We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax or federal AMT.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. The Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. Tax authorities are paying increased attention as to whether interest on municipal obligations is tax exempt, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by the Fund. The ongoing issues facing the national economy are negatively impacting the economic performance of many issuers of municipal securities, and may increase the likelihood that issuers of securities in which the Fund may invest may be unable to meet their obligations.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 2nd Quarter 2007   +0.78%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.98%	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	100
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	312
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	542
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,201
Annual Return 2003	rr_AnnualReturn2003	0.58%
Annual Return 2004	rr_AnnualReturn2004	0.60%
Annual Return 2005	rr_AnnualReturn2005	1.80%
Annual Return 2006	rr_AnnualReturn2006	2.83%
Annual Return 2007	rr_AnnualReturn2007	3.04%
Annual Return 2008	rr_AnnualReturn2008	1.65%
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 2nd Quarter 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.17%

Lowest Quarter: 3rd Quarter 2010    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.10%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.97%	[5]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	99
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	309
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	536
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,190
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.68%
Annual Return 2005	rr_AnnualReturn2005	2.49%
Annual Return 2006	rr_AnnualReturn2006	4.37%
Annual Return 2007	rr_AnnualReturn2007	4.36%
Annual Return 2008	rr_AnnualReturn2008	1.19%
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	1.36%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-31
Expense Example [Heading]	rr_ExpenseExampleHeading	Example of Expenses
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, we invest:

  exclusively in high-quality, short-term money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Fund Risk. Although the Fund seeks to maintain the value of your investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-222-8222
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wellsfargoadvantagefunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns as of 12/31 each year Sweep Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest Quarter: 4th Quarter 2006   +1.14%

Lowest Quarter: 2nd Quarter 2012    +0.00%

Year-to-date total return as of 3/31/2013 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended 12/31/2012
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.27%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.00%	[3]
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	102
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	348
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	614
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,374
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.77%
Annual Return 2005	rr_AnnualReturn2005	2.50%
Annual Return 2006	rr_AnnualReturn2006	4.28%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	1.29%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2013 is 0.00%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 2nd Quarter 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	1.37%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2010
[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[3]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	The Adviser has committed through May 31, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.00% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.